Pledged Assets and Collateral (Narrative) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Financial Instruments Pledged as Collateral [Abstract]
Investment securities pledged for acting as a collection agent of public funds	¥ 21,928,287
Cash collateral pledged for derivative transactions included in Other assets	2,600,708	¥ 3,182,590
Cash collateral received for derivative transactions included in Other liabilities	¥ 1,346,651	¥ 1,404,066